BUSINESS ACQUISITIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 02, 2022	Dec. 10, 2021
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	$ 0
Phoenix Sanford, LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred		$ 163,968,000
Net earnings of acquiree	300,000
Profit (loss) of acquirees as if combination occurred at beginning of period	$ 612,400,000